Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024
($ reported in thousands)

	Par Value(1)	Value
U.S. Government Securities—1.7%
U.S. Treasury Bonds
4.000%, 11/15/52	$ 2,120	$ 1,985
4.750%, 11/15/53	610	649
4.125%, 2/15/54	3,310	3,248
U.S. Treasury Note 4.000%, 2/15/34	1,265	1,240
Total U.S. Government Securities (Identified Cost $7,391)		7,122

Foreign Government Securities—3.3%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(2)	225	40
RegS 8.250%, 10/13/24(2)(3)	610	89
RegS 7.650%, 4/21/25(2)(3)	830	122
Brazil Notas do Tesouro Nacional Series F 10.000%, 1/1/29	1,415BRL	280
Dominican Republic 144A 4.875%, 9/23/32(4)	1,010	899
Federative Republic of Brazil 6.000%, 10/20/33	710	704
Hungary Government International Bond 144A 6.250%, 9/22/32(4)	405	418
Kingdom of Jordan 144A 5.850%, 7/7/30(4)	295	266
Kingdom of Morocco
144A 3.000%, 12/15/32(4)	200	159
144A 5.500%, 12/11/42(4)	295	255
Republic of Angola 144A 8.250%, 5/9/28(4)	520	479
Republic of Argentina 3.500%, 7/9/41(5)	1,259	451
Republic of Colombia 8.000%, 11/14/35	310	322
Republic of Ecuador 144A 6.000%, 7/31/30(4)(5)	370	226
Republic of Egypt 144A 7.600%, 3/1/29(4)	446	404
	Par Value(1)	Value

Foreign Government Securities—continued
Republic of El Salvador 144A 7.650%, 6/15/35(4)	$ 210	$ 158
Republic of Ghana
144A 8.125%, 3/26/32(2)(4)	150	64
RegS 8.125%, 3/26/32(2)(3)	765	327
Republic of Indonesia 2.850%, 2/14/30	310	275
Republic of Ivory Coast
144A 6.375%, 3/3/28(4)	320	310
144A 8.250%, 1/30/37(4)	250	244
Republic of Nigeria 144A 7.375%, 9/28/33(4)	435	364
Republic of Panama
3.875%, 3/17/28	215	195
7.500%, 3/1/31	8	8
8.000%, 3/1/38	258	264
Republic of Philippines 3.700%, 3/1/41	490	400
Republic of Poland 4.875%, 10/4/33	455	446
Republic of Serbia 144A 6.500%, 9/26/33(4)	445	453
Republic of South Africa 5.875%, 6/22/30	655	608
Republic of Turkiye
7.625%, 4/26/29	645	657
9.125%, 7/13/30	785	846
7.625%, 5/15/34	200	199
Saudi International Bond
144A 5.500%, 10/25/32(4)	440	452
144A 4.500%, 10/26/46(4)	745	625
State of Qatar 144A 3.750%, 4/16/30(4)	305	292
Ukraine Government
144A 7.750%, 9/1/26(2)(4)	245	73
RegS 7.750%, 9/1/26(2)(3)	290	87
United Mexican States
3.500%, 2/12/34	730	604
See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
6.338%, 5/4/53	$ 455	$ 444
6.400%, 5/7/54	300	296
Total Foreign Government Securities (Identified Cost $14,720)		13,805

Mortgage-Backed Securities—7.6%
Agency—1.6%
Federal Home Loan Mortgage Corporation Pool #SD8309 6.000%, 3/1/53	1,745	1,754
Federal National Mortgage Association
Pool #FS4438 5.000%, 11/1/52	842	817
Pool #MA4785 5.000%, 10/1/52	845	820
Pool #MA4805 4.500%, 11/1/52	879	833
Pool #MA4980 6.000%, 4/1/53	1,576	1,583
Pool #MA5072 5.500%, 7/1/53	838	829
		6,636

Non-Agency—6.0%
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(4)(5)	198	184
2022-B, A1 144A 3.500%, 3/27/62(4)(5)	695	651
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(4)	1,000	990
2015-SFR1, A 144A 3.467%, 4/17/52(4)	150	146
2015-SFR2, C 144A 4.691%, 10/17/52(4)	340	334
AMSR Trust
2021-SFR2, C 144A 1.877%, 8/17/38(4)	245	222
	Par Value(1)	Value

Non-Agency—continued
2021-SFR3, D 144A 2.177%, 10/17/38(4)	$ 260	$ 235
Angel Oak Mortgage Trust 2023-1, A1 144A 4.750%, 9/26/67(4)(5)	203	198
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(4)(5)	386	363
2019-2, A1 144A 3.347%, 4/25/49(4)(5)	138	128
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	210	214
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 7.216%, 4/15/37(4)(5)	435	436
BX Commercial Mortgage Trust 2019-XL, C (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.250%) 144A 6.682%, 10/15/36(4)(5)	375	375
BX Trust
2019-OC11, D 144A 3.944%, 12/9/41(4)(5)	660	573
2022-CLS, A 144A 5.760%, 10/13/27(4)	663	659
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 7.938%, 9/15/38(4)(5)	340	342
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(4)(5)	93	84
2016-SH2, M2 144A 3.750%, 12/25/45(4)(5)	323	291
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(4)(5)	398	370

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(4)(5)	$ 214	$ 206
COLT Mortgage Loan Trust 2022-5, A1 144A 4.550%, 4/25/67(4)(5)	591	590
COMM Mortgage Trust 2013-300P, A1 144A 4.353%, 8/10/30(4)	350	327
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(4)	400	353
2022-1, A 144A 4.744%, 6/17/55(4)(5)	422	416
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month Term SOFR + 1.027%, Cap N/A, Floor 0.980%) 144A 6.345%, 5/15/36(4)(5)	923	923
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(4)(5)	283	247
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(4)(5)	270	241
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(4)(5)	37	34
Extended Stay America Trust 2021-ESH, C (1 month Term SOFR + 1.814%, Cap N/A, Floor 1.700%) 144A 7.132%, 7/15/38(4)(5)	458	457
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(4)	330	299
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(4)(5)	15	14
	Par Value(1)	Value

Non-Agency—continued
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.807%, 8/15/39(4)(5)	$ 537	$ 540
JPMBB Commercial Mortgage Securities Trust 2014-C18, AS 4.439%, 2/15/47(5)	559	557
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.742%, 10/25/29(4)(5)	205	183
2017-3, 2A2 144A 2.500%, 8/25/47(4)(5)	75	64
MetLife Securitization Trust
2017-1A, M1 144A 3.446%, 4/25/55(4)(5)	241	211
2019-1A, A1A 144A 3.750%, 4/25/58(4)(5)	40	39
MFA Trust 2022-NQM2, A1 144A 4.000%, 5/25/67(4)(5)	197	187
Mill City Mortgage Loan Trust
2017-3, B1 144A 3.250%, 1/25/61(4)(5)	416	353
2019-1, M2 144A 3.500%, 10/25/69(4)(5)	354	314
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(4)(5)	34	32
2016-3A, A1 144A 3.750%, 9/25/56(4)(5)	45	41
2016-3A, B1 144A 4.000%, 9/25/56(4)(5)	175	163
2016-4A, A1 144A 3.750%, 11/25/56(4)(5)	20	19
2016-4A, B1A 144A 4.500%, 11/25/56(4)(5)	911	858
2017-2A, A3 144A 4.000%, 3/25/57(4)(5)	712	672
2019-RPL2, M2 144A 3.750%, 2/25/59(4)(5)	440	382

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
ORL Trust 2023-GLKS, A (1 month Term SOFR + 2.350%, Cap N/A, Floor 2.350%) 144A 7.668%, 10/19/36(4)(5)	$ 438	$ 440
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(4)(5)	250	248
Progress Residential Trust 2021-SFR3, D 144A 2.288%, 5/17/26(4)	830	761
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(4)(5)	181	152
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(4)(5)	3	3
Sequoia Mortgage Trust 2013-8, B1 3.480%, 6/25/43(5)	67	63
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(4)(5)	62	50
Towd Point Mortgage Trust
2016-4, B1 144A 4.000%, 7/25/56(4)(5)	480	452
2017-1, A2 144A 3.500%, 10/25/56(4)(5)	350	342
2017-1, M1 144A 3.750%, 10/25/56(4)(5)	385	367
2017-4, A2 144A 3.000%, 6/25/57(4)(5)	610	553
2018-6, A1B 144A 3.750%, 3/25/58(4)(5)	330	310
2018-6, A2 144A 3.750%, 3/25/58(4)(5)	480	425
2019-2, A2 144A 3.750%, 12/25/58(4)(5)	515	464
2019-4, A2 144A 3.250%, 10/25/59(4)(5)	445	391
2021-1, A2 144A 2.750%, 11/25/61(4)(5)	465	376
	Par Value(1)	Value

Non-Agency—continued
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(4)	$ 590	$ 559
2020-SFR2, D 144A 2.281%, 11/17/39(4)	660	581
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(4)	185	171
VCAT LLC 2021-NPL4, A1 144A 1.868%, 8/25/51(4)(5)	162	157
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(4)(5)	220	196
2022-4, A1 144A 4.474%, 4/25/67(4)(5)	362	351
2022-5, A1 144A 3.800%, 4/25/67(4)(5)	631	584
2022-7, A1 144A 5.152%, 7/25/67(4)(5)	343	340
2023-8, A1 144A 6.259%, 12/25/68(4)(5)	341	341
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(4)	58	52
2022-1, A2 144A 5.850%, 8/25/57(4)(5)	248	246
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	649	620
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(4)(5)	117	98
		25,210

Total Mortgage-Backed Securities (Identified Cost $33,460)		31,846

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Asset-Backed Securities—5.4%
Automobiles—2.0%
ACC Auto Trust 2021-A, C 144A 3.790%, 4/15/27(4)	$ 642	$ 638
ACC Trust 2021-1, C 144A 2.080%, 12/20/24(4)	81	80
ACM Auto Trust 2023-2A, A 144A 7.970%, 6/20/30(4)	284	286
American Credit Acceptance Receivables Trust 2022-1, E 144A 3.640%, 3/13/28(4)	560	530
Avis Budget Rental Car Funding LLC (AESOP) 2019-2A, D 144A 3.040%, 9/22/25(4)	595	585
Carvana Auto Receivables Trust
2019-3A, E 144A 4.600%, 7/15/26(4)	358	356
2023-N4, C 144A 6.590%, 2/11/30(4)	485	495
2024-N1, B 144A 5.630%, 5/10/30(4)	530	530
Exeter Automobile Receivables Trust 2023-3A, D 6.680%, 4/16/29	530	537
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(4)	540	537
2022-2A, D 144A 6.150%, 4/17/28(4)	510	508
LAD Auto Receivables Trust
2023-1A, D 144A 7.300%, 6/17/30(4)	550	557
2023-2A, D 144A 6.300%, 2/15/31(4)	450	447
2023-4A, C 144A 6.760%, 3/15/29(4)	412	420
Lendbuzz Securitization Trust 2023-2A, A2 144A 7.090%, 10/16/28(4)	392	395
	Par Value(1)	Value

Automobiles—continued
Lobel Automobile Receivables Trust 2023-1, B 144A 7.050%, 9/15/28(4)	$ 535	$ 535
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(4)	410	402
Tricolor Auto Securitization Trust 2023-1A, C 144A 7.240%, 2/16/27(4)	554	557
		8,395

Consumer Loans—0.1%
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(4)	261	257
Upstart Securitization Trust 2022-2, A 144A 4.370%, 5/20/32(4)	62	62
		319

Credit Card—0.3%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(4)	590	569
Mercury Financial Credit Card Master Trust 2023-1A, A 144A 8.040%, 9/20/27(4)	555	560
Mission Lane Credit Card Master Trust 2023-A, A 144A 7.230%, 7/17/28(4)	447	450
		1,579

Other—3.0%
Amur Equipment Finance Receivables IX LLC 2021-1A, C 144A 1.750%, 6/21/27(4)	710	686
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(4)	422	436

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Other—continued
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(4)	$ 8	$ 8
2019-A, C 144A 4.010%, 7/16/40(4)	510	469
2020-AA, D 144A 7.150%, 7/17/46(4)	480	433
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(4)	564	521
Auxilior Term Funding LLC 2023-1A, D 144A 7.270%, 12/16/30(4)	290	292
BHG Securitization Trust 2023-B, A 144A 6.920%, 12/17/36(4)	296	300
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(4)	237	218
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(4)	335	302
CCG Receivables Trust 2023-1, A2 144A 5.820%, 9/16/30(4)	474	476
Dext ABS LLC
2020-1, D 144A 7.210%, 2/15/28(4)	475	466
2023-2, B 144A 6.410%, 5/15/34(4)	405	408
Diamond Resorts Owner Trust 2021-1A, B 144A 2.050%, 11/21/33(4)	123	116
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(4)	584	533
Five Guys Holdings, Inc. 2023-1A, A2 144A 7.549%, 1/26/54(4)	405	420
Foundation Finance Trust 2019-1A, A 144A 3.860%, 11/15/34(4)	24	24
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(4)	582	520
	Par Value(1)	Value

Other—continued
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(4)	$ 73	$ 69
Hotwire Funding LLC 2021-1, C 144A 4.459%, 11/20/51(4)	695	611
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(4)	528	489
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(4)	431	410
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(4)	270	266
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(4)	471	474
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(4)	470	430
Octane Receivables Trust 2023-3A, C 144A 6.740%, 8/20/29(4)	545	550
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(4)	75	73
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(4)	500	492
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(4)	235	214
Purchasing Power Funding LLC 2024-A, B 144A 6.430%, 8/15/28(4)	510	510
Reach Abs Trust 2024-1A, B 144A 6.290%, 2/18/31(4)	500	501
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(4)	352	346

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Other—continued
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(4)	$ 558	$ 490
		12,553

Total Asset-Backed Securities (Identified Cost $23,387)		22,846

Corporate Bonds and Notes—14.7%
Communication Services—0.8%
Altice France Holding S.A. 144A 6.000%, 2/15/28(4)	200	101
Altice France S.A.
144A 5.125%, 1/15/29(4)(6)	300	227
144A 5.125%, 7/15/29(4)(6)	175	132
CCO Holdings LLC 144A 4.750%, 3/1/30(4)	375	319
CMG Media Corp. 144A 8.875%, 12/15/27(4)	155	104
CSC Holdings LLC
144A 7.500%, 4/1/28(4)	365	260
144A 11.750%, 1/31/29(4)(6)	250	261
CT Trust 144A 5.125%, 2/3/32(4)	450	405
DISH DBS Corp.
5.875%, 11/15/24	260	246
7.750%, 7/1/26	355	226
Gray Television, Inc. 144A 7.000%, 5/15/27(4)	350	316
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(4)	335	142
Millennium Escrow Corp. 144A 6.625%, 8/1/26(4)	350	209
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(4)	490	143
	Par Value(1)	Value

Communication Services—continued
Sprint Capital Corp. 8.750%, 3/15/32(6)	$ 295	$ 356
Telesat Canada 144A 6.500%, 10/15/27(4)	270	119
		3,566

Consumer Discretionary—0.9%
Amer Sports Co. 144A 6.750%, 2/16/31(4)	25	25
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(4)(6)	260	254
Ashton Woods USA LLC 144A 4.625%, 4/1/30(4)(6)	500	449
Carnival Corp. 144A 7.000%, 8/15/29(4)(6)	55	57
Churchill Downs, Inc. 144A 6.750%, 5/1/31(4)(6)	130	130
Ford Motor Credit Co. LLC 7.350%, 3/6/30(6)	330	350
Meritage Homes Corp. 144A 3.875%, 4/15/29(4)	283	258
Michaels Cos., Inc. (The) 144A 7.875%, 5/1/29(4)	285	184
Newell Brands, Inc. 6.625%, 9/15/29(6)	373	357
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(4)(6)	290	296
PetSmart, Inc. 144A 7.750%, 2/15/29(4)	420	415
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(4)	250	247
Royal Caribbean Cruises Ltd.
144A 9.250%, 1/15/29(4)	18	19
144A 6.250%, 3/15/32(4)	20	20
Tapestry, Inc. 7.850%, 11/27/33(6)	230	249
Wand NewCo 3, Inc. 144A 7.625%, 1/30/32(4)	10	10

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Consumer Discretionary—continued
Weekley Homes LLC 144A 4.875%, 9/15/28(4)(6)	$ 355	$ 329
		3,649

Consumer Staples—0.5%
BAT Capital Corp. 7.750%, 10/19/32(6)	305	341
Central American Bottling Corp. 144A 5.250%, 4/27/29(4)	225	212
Coty, Inc. 144A 6.625%, 7/15/30(4)(6)	195	198
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(4)	95	92
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(4)(6)	220	157
Kronos Acquisition Holdings, Inc. 144A 7.000%, 12/31/27(4)	175	169
Minerva Luxembourg S.A. 144A 8.875%, 9/13/33(4)	310	325
Pilgrim’s Pride Corp. 6.250%, 7/1/33(6)	273	276
Post Holdings, Inc. 144A 6.250%, 2/15/32(4)	150	151
Sigma Holdco B.V. 144A 7.875%, 5/15/26(4)	200	191
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(4)	145	127
Tyson Foods, Inc. 5.700%, 3/15/34	50	50
		2,289

Energy—2.9%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(4)(6)	295	296
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(4)(6)	410	416
BP Capital Markets plc 4.875% (6)(7)	465	439
	Par Value(1)	Value

Energy—continued
Civitas Resources, Inc. 144A 8.750%, 7/1/31(4)(6)	$ 225	$ 239
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(4)(6)	325	334
144A 6.714%, 8/15/63(4)(6)	50	54
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(4)(6)	526	545
CrownRock LP
144A 5.625%, 10/15/25(4)(6)	85	85
144A 5.000%, 5/1/29(4)(6)	170	167
CVR Energy, Inc. 144A 8.500%, 1/15/29(4)(6)	340	342
DT Midstream, Inc. 144A 4.125%, 6/15/29(4)(6)	295	270
Ecopetrol S.A.
4.625%, 11/2/31	260	215
8.875%, 1/13/33	330	347
Enbridge, Inc. 7.625%, 1/15/83(6)	435	441
Energy Transfer LP Series H 6.500% (6)(7)	350	339
EQM Midstream Partners LP 144A 6.375%, 4/1/29(4)(6)	85	85
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(4)(6)	515	419
Genesis Energy LP 8.875%, 4/15/30(6)	180	187
Greensaif Pipelines Bidco S.a.r.l. 144A 6.129%, 2/23/38(4)	250	253
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(4)(6)	275	291
International Petroleum Corp. 144A, RegS 7.250%, 2/1/27(3)(4)	380	367
KazMunayGas National Co. JSC
144A 6.375%, 10/24/48(4)	470	429

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Energy—continued
RegS 6.375%, 10/24/48(3)	$ 200	$ 182
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	315	351
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(4)(6)	380	372
Mesquite Energy, Inc. 144A 7.250%, 7/15/24(4)(8)	105	7
Nabors Industries Ltd. 144A 7.250%, 1/15/26(4)	285	281
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(4)(6)	185	181
Occidental Petroleum Corp. 6.125%, 1/1/31	230	236
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (4)(7)(9)	26	1
Pertamina Persero PT 144A 2.300%, 2/9/31(4)	480	395
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(2)(4)	665	65
Petroleos Mexicanos
6.500%, 3/13/27	390	364
6.700%, 2/16/32	375	303
7.690%, 1/23/50	505	348
Petronas Capital Ltd. 144A 3.500%, 4/21/30(4)	290	265
Reliance Industries Ltd. 144A 2.875%, 1/12/32(4)	435	367
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(3)	280	287
Teine Energy Ltd. 144A 6.875%, 4/15/29(4)(6)	330	313
Transocean, Inc.
144A 11.500%, 1/30/27(4)	125	130
144A 8.750%, 2/15/30(4)	257	263
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(4)	40	36
144A 4.125%, 8/15/31(4)	340	298
Venture Global LNG, Inc. 144A 9.875%, 2/1/32(4)	390	411
	Par Value(1)	Value

Energy—continued
Western Midstream Operating LP 5.250%, 2/1/50(6)	$ 285	$ 252
		12,268

Financials—4.4%
Acrisure LLC
144A 8.250%, 2/1/29(4)	130	128
144A 6.000%, 8/1/29(4)	135	122
Allianz SE 144A 6.350%, 9/6/53(4)(6)	200	209
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.507%, 8/15/53(5)(6)	340	341
American Express Co. 5.625%, 7/28/34(6)	235	237
Ascot Group Ltd. 144A 4.250%, 12/15/30(4)(6)	580	470
Banco de Credito e Inversiones S.A. 144A 8.750%, 8/8/72(4)	330	340
Banco Mercantil del Norte S.A. 144A 6.625% (4)(7)	620	543
Banco Santander Chile 144A 3.177%, 10/26/31(4)	555	480
Bank of America Corp.
5.015%, 7/22/33	365	356
2.482%, 9/21/36	470	371
Bank of New York Mellon Corp. (The) Series G 4.700% (6)(7)	530	519
Barclays plc 7.437%, 11/2/33(6)	295	323
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(4)	485	443
Blackstone Private Credit Fund 2.625%, 12/15/26(6)	317	286
Blue Owl Credit Income Corp. 4.700%, 2/8/27(6)	319	300
Blue Owl Finance LLC 144A 3.125%, 6/10/31(4)(6)	415	344
BPCE S.A. 144A 7.003%, 10/19/34(4)	250	267

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(4)	$ 270	$ 250
Brookfield Finance, Inc. 6.350%, 1/5/34(6)	245	257
Capital One Financial Corp. 2.359%, 7/29/32(6)	255	193
Charles Schwab Corp. (The) Series H 4.000% (7)	445	367
Citigroup, Inc.
6.270%, 11/17/33	240	252
6.174%, 5/25/34(6)	234	236
Citizens Bank N.A. 2.250%, 4/28/25(6)	315	302
Corebridge Financial, Inc. 6.875%, 12/15/52(6)	326	325
Discover Bank 4.650%, 9/13/28(6)	250	239
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(4)(6)	720	668
Export-Import Bank Korea 5.125%, 1/11/33	365	370
Fifth Third Bancorp 4.337%, 4/25/33(6)	300	272
First American Financial Corp. 4.000%, 5/15/30(6)	300	266
Global Atlantic Fin Co. 144A 7.950%, 6/15/33(4)(6)	169	185
Goldman Sachs Group, Inc. (The)
3.102%, 2/24/33(6)	320	271
6.450%, 5/1/36(6)	255	272
HUB International Ltd. 144A 7.375%, 1/31/32(4)	55	55
Huntington Bancshares, Inc. 2.550%, 2/4/30(6)	340	287
JPMorgan Chase & Co. 1.953%, 2/4/32(6)	470	378
KeyCorp 6.401%, 3/6/35(6)	245	246
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(4)(6)	210	193
	Par Value(1)	Value

Financials—continued
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(4)(6)	$ 320	$ 281
Lincoln National Corp. (3 month LIBOR + 2.040%) 7.619%, 4/20/67(5)(6)	365	269
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(4)	245	245
MetLife, Inc. Series G 3.850% (6)(7)	340	325
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(4)(6)	475	435
Morgan Stanley
6.342%, 10/18/33(6)	405	429
5.948%, 1/19/38(6)	253	252
MSCI, Inc. 144A 3.625%, 9/1/30(4)	256	226
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 8.489%, 4/30/43(5)(6)	270	269
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(4)(6)	360	330
NatWest Group plc 6.475%, 6/1/34	245	245
NCR Atleos Corp. 144A 9.500%, 4/1/29(4)(6)	214	226
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(4)(6)	200	207
Northern Trust Corp. 6.125%, 11/2/32(6)	235	247
Prudential Financial, Inc.
5.125%, 3/1/52(6)	148	138
6.750%, 3/1/53	120	125
Societe Generale S.A. 144A 6.066%, 1/19/35(4)(6)	200	197
State Street Corp. Series I 6.700% (6)(7)	200	199
Synchrony Financial
4.875%, 6/13/25(6)	80	79
3.700%, 8/4/26(6)	117	110

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Texas Capital Bancshares, Inc. 4.000%, 5/6/31(6)	$ 495	$ 423
Toronto-Dominion Bank (The) 8.125%, 10/31/82	275	286
UBS Group AG
144A 9.250%(4)(6)(7)	35	39
144A 4.988%, 8/5/33(4)(6)	375	357
Wells Fargo & Co.
5.389%, 4/24/34(6)	270	266
Series BB 3.900%(7)	470	442
		18,610

Health Care—1.1%
AdaptHealth LLC 144A 5.125%, 3/1/30(4)	310	259
Bausch Health Cos., Inc.
144A 6.125%, 2/1/27(4)	35	22
144A 11.000%, 9/30/28(4)	86	58
144A 14.000%, 10/15/30(4)	16	9
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(4)(6)	395	380
Community Health Systems, Inc.
144A 6.875%, 4/15/29(4)	35	22
144A 4.750%, 2/15/31(4)	285	217
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30(6)	520	453
Endo DAC 144A 9.500%, 7/31/27(2)(4)	94	6
HCA, Inc. 5.500%, 6/1/33(6)	340	338
Lannett Co., Inc. 144A 7.750%, 4/15/26(4)(8)	135	7
LifePoint Health, Inc. 144A 9.875%, 8/15/30(4)(6)	525	545
Medline Borrower LP 144A 5.250%, 10/1/29(4)	205	190
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(4)(10)	187	119
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(4)	211	209
144A 10.000%, 4/15/27(4)	85	85
	Par Value(1)	Value

Health Care—continued
Teva Pharmaceutical Finance Netherlands III B.V. 4.750%, 5/9/27	$ 230	$ 219
U.S. Acute Care Solutions LLC 144A 6.375%, 3/1/26(4)	295	267
Universal Health Services, Inc. 2.650%, 1/15/32(6)	460	374
Viatris, Inc.
2.700%, 6/22/30(6)	325	274
4.000%, 6/22/50(6)	135	92
Zimmer Biomet Holdings, Inc. 3.550%, 3/20/30(6)	500	453
		4,598

Industrials—1.1%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(4)(6)	468	455
Aviation Capital Group LLC 144A 3.500%, 11/1/27(4)(6)	275	254
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(4)(6)	265	255
Boeing Co. (The)
3.750%, 2/1/50(6)	205	145
5.930%, 5/1/60(6)	147	141
CoStar Group, Inc. 144A 2.800%, 7/15/30(4)(6)	448	379
GFL Environmental, Inc. 144A 6.750%, 1/15/31(4)(6)	20	20
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(4)(6)	360	345
Hertz Corp. (The)
144A 4.625%, 12/1/26(4)	185	164
144A 5.000%, 12/1/29(4)	320	245
Icahn Enterprises LP
6.250%, 5/15/26(6)	245	239
5.250%, 5/15/27(6)	40	37
LBM Acquisition LLC 144A 6.250%, 1/15/29(4)	195	176

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Industrials—continued
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(4)(6)	$ 80	$ 75
Regal Rexnord Corp. 144A 6.400%, 4/15/33(4)(6)	329	338
Sempra Global 144A 3.250%, 1/15/32(4)(6)	534	433
TransDigm, Inc. 144A 6.625%, 3/1/32(4)	205	206
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37(6)	296	300
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(4)(6)	420	354
		4,561

Information Technology—0.3%
Booz Allen Hamilton, Inc.
144A 3.875%, 9/1/28(4)	245	228
144A 4.000%, 7/1/29(4)(6)	100	92
CommScope Technologies LLC 144A 6.000%, 6/15/25(4)	270	220
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(4)(6)	75	71
144A 6.500%, 10/15/28(4)(6)	115	102
Viasat, Inc. 144A 5.625%, 9/15/25(4)	445	432
		1,145

Materials—1.0%
ArcelorMittal S.A. 6.800%, 11/29/32(6)	170	180
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(4)	565	358
Bayport Polymers LLC 144A 5.140%, 4/14/32(4)(6)	470	419
Berry Global, Inc. 144A 5.650%, 1/15/34(4)(6)	145	143
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(4)	200	198
	Par Value(1)	Value

Materials—continued
Illuminate Buyer LLC 144A 9.000%, 7/1/28(4)	$ 255	$ 251
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(4)(6)	200	210
LSB Industries, Inc. 144A 6.250%, 10/15/28(4)(6)	375	356
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(4)(6)	245	248
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(4)	450	456
Taseko Mines Ltd. 144A 7.000%, 2/15/26(4)	345	340
Teck Resources Ltd. 6.125%, 10/1/35(6)	250	255
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(4)	382	372
WR Grace Holdings LLC 144A 5.625%, 8/15/29(4)	294	258
		4,044

Real Estate—0.6%
EPR Properties 4.750%, 12/15/26(6)	455	437
GLP Capital LP
3.250%, 1/15/32(6)	47	39
6.750%, 12/1/33(6)	320	332
MPT Operating Partnership LP
4.625%, 8/1/29(6)	140	104
3.500%, 3/15/31(6)	270	181
Office Properties Income Trust 4.500%, 2/1/25	490	397
Sabra Health Care LP 3.200%, 12/1/31	305	247
Safehold GL Holdings LLC 6.100%, 4/1/34	245	243
VICI Properties LP
4.950%, 2/15/30	135	128
5.125%, 5/15/32(6)	135	127
144A 4.625%, 6/15/25(4)	65	64

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Real Estate—continued
144A 5.750%, 2/1/27(4)	$ 190	$ 189
		2,488

Utilities—1.1%
CMS Energy Corp. 4.750%, 6/1/50(6)	570	522
Electricite de France S.A.
144A 6.250%, 5/23/33(4)(6)	200	209
144A 6.900%, 5/23/53(4)(6)	200	218
Enel Finance International N.V. 144A 7.500%, 10/14/32(4)	260	289
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(4)	325	323
Ferrellgas LP
144A 5.375%, 4/1/26(4)(6)	125	124
144A 5.875%, 4/1/29(4)(6)	130	123
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(4)	340	339
NGL Energy Operating LLC
144A 8.125%, 2/15/29(4)	55	56
144A 8.375%, 2/15/32(4)	90	92
NRG Energy, Inc. 144A 7.000%, 3/15/33(4)(6)	370	385
PacifiCorp
5.450%, 2/15/34(6)	90	89
5.800%, 1/15/55(6)	255	246
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(4)	485	466
Southern Co. (The) Series 21-A 3.750%, 9/15/51(6)	523	491
Sunnova Energy Corp. 144A 5.875%, 9/1/26(4)	400	325
Vistra Corp. 144A 8.000% (4)(6)(7)	190	190
		4,487

Total Corporate Bonds and Notes (Identified Cost $65,768)		61,705
	Par Value(1)	Value

Leveraged Loans—5.7%
Aerospace—0.3%
Amentum Government Services Holdings LLC (1 month Term SOFR + 4.000%) 9.320%, 2/15/29(5)	$ 162	$ 163
Brown Group Holding LLC (1 month Term SOFR + 2.850%) 8.176%, 6/7/28(5)	204	203
Dynasty Acquisition Co., Inc.
2023, Tranche B-1 (1 month Term SOFR + 4.000%) 9.326%, 8/24/28(5)	157	157
2023, Tranche B-2 (1 month Term SOFR + 4.000%) 9.326%, 8/24/28(5)	67	67
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.770%, 6/21/27(5)	210	216
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.176%, 2/1/28(5)	355	355
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.598%, 8/24/28(5)	136	136
		1,297

Chemicals—0.2%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 9.176%, 11/8/27(5)	206	206
LSF11 A5 Holdco LLC (1 month Term SOFR + 4.350%) 9.676%, 10/15/28(5)	174	174

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Chemicals—continued
Lummus Technology Hodings V LLC 2024, Tranche B (1 month Term SOFR + 3.614%) 0.000%, 12/31/29(5)(11)	$ 65	$ 65
Nouryon Finance B.V. (3 month Term SOFR + 4.100%) 9.419%, 4/3/28(5)	165	164
Windsor Holdings III LLC Tranche B (1 month Term SOFR + 4.500%) 9.824%, 8/1/30(5)	150	150
		759

Consumer Non-Durables—0.1%
Amer Sports Co. (3 month Term SOFR + 3.250%) 8.576%, 2/17/31(5)	45	45
DS Parent, Inc. Tranche B (2 month Term SOFR + 5.500%) 10.813%, 12/16/30(5)	210	206
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month Term SOFR + 4.012%) 9.360%, 12/22/26(5)	362	362
		613

Energy—0.3%
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.762%) 9.079%, 12/21/28(5)	169	168
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 3.000%) 8.327%, 10/4/30(5)	50	50
Hamilton Projects Acquiror LLC (1 month Term SOFR + 4.614%) 9.941%, 6/17/27(5)	243	243
	Par Value(1)	Value

Energy—continued
Medallion Midland Acquisition LLC First Lien (3 month Term SOFR + 3.500%) 8.864%, 10/18/28(5)	$ 179	$ 179
Oryx Midstream Services Permian Basin LLC 2024 (1 month Term SOFR + 3.114%) 8.437%, 10/5/28(5)	196	195
Traverse Midstream Partners LLC Tranche B (3 month Term SOFR + 3.500%) 8.817%, 2/16/28(5)	379	379
Whitewater DBR Holdco LLC (1 month Term SOFR + 2.750%) 0.000%, 2/17/31(5)(11)	110	110
		1,324

Financials—0.3%
Acrisure LLC
2020, Tranche B (1 month LIBOR + 3.500%) 8.941%, 2/15/27(5)	165	164
2023, Tranche B (1 month Term SOFR + 4.500%) 9.826%, 10/18/30(5)	115	115
AssuredPartners, Inc.
2020 (1 month Term SOFR + 3.614%) 8.941%, 2/12/27(5)	155	155
2023 (1 month Term SOFR + 3.750%) 9.076%, 2/12/27(5)	25	25
Asurion LLC Tranche B-9 (1 month Term SOFR + 3.364%) 8.691%, 7/31/27(5)	212	209

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Blackhawk Network Holdings, Inc. First Lien (1 month Term SOFR + 2.750%) 8.076%, 6/15/25(5)	$ 164	$ 164
HUB International Ltd. (3 month Term SOFR + 3.250%) 0.000%, 6/20/30(5)(11)	330	329
		1,161

Food / Tobacco—0.3%
Del Monte Foods, Inc. (1 month Term SOFR + 4.350%) 9.676%, 5/16/29(5)	272	246
Fiesta Purchaser, Inc. (2 month Term SOFR + 4.000%) 9.318%, 2/12/31(5)	85	85
Naked Juice LLC (3 month Term SOFR + 3.350%) 8.698%, 1/24/29(5)	287	270
Pegasus Bidco B.V. 2024 (3 month Term SOFR + 3.750%) 9.057%, 7/12/29(5)	188	188
Sigma Bidco B.V. Tranche B-7 (6 month Term SOFR + 4.910%) 10.253%, 1/2/28(5)	260	257
Triton Water Holdings, Inc. First Lien (3 month Term SOFR + 3.512%) 8.860%, 3/31/28(5)	179	176
		1,222

Forest Prod / Containers—0.1%
Klockner Pentaplast of America, Inc. Tranche B (3 month Term SOFR + 4.975%) 10.267%, 2/12/26(5)	193	186
	Par Value(1)	Value

Forest Prod / Containers—continued
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 4.000%) 9.328%, 8/14/26(5)	$ 144	$ 144
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 8.691%, 3/3/28(5)	280	275
		605

Gaming / Leisure—0.4%
Alterra Mountain Co. Tranche B (1 month Term SOFR + 3.750%) 0.000%, 5/31/30(5)(11)	5	5
Caesars Entertainment, Inc.
Tranche B (3 month Term SOFR + 3.350%) 8.663%, 2/6/30(5)	124	124
Tranche B-1 (3 month Term SOFR + 2.750%) 8.040%, 2/6/31(5)	30	30
Carnival Corp. (1 month Term SOFR + 3.000%) 8.318%, 8/9/27(5)	169	169
ECL Entertainment LLC Tranche B (1 month Term SOFR + 4.750%) 10.076%, 9/3/30(5)	185	185
J&J Ventures Gaming LLC (3 month Term SOFR + 4.262%) 9.610%, 4/26/28(5)	219	215
Motion Finco S.a.r.l. Tranche B-3 (1 month Term SOFR + 3.762%) 0.000%, 11/12/29(5)(11)	190	189
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 9.598%, 8/1/30(5)	295	295

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Gaming / Leisure—continued
Playa Hotels & Resorts B.V. (1 month Term SOFR + 3.250%) 8.570%, 1/5/29(5)	$ 194	$ 194
Scientific Games Holdings LP (3 month Term SOFR + 3.250%) 8.580%, 4/4/29(5)	263	262
		1,668

Health Care—0.8%
Amneal Pharmaceuticals LLC (1 month Term SOFR + 5.500%) 10.826%, 5/4/28(5)	165	164
Bausch & Lomb Corp. (1 month Term SOFR + 4.000%) 9.326%, 9/14/28(5)	120	119
CHG Healthcare Services, Inc. First Lien (1 month Term SOFR + 3.364%) 8.691%, 9/29/28(5)	155	155
CNT Holdings I Corp. First Lien (3 month Term SOFR + 3.500%) 8.817%, 11/8/27(5)	203	203
Cotiviti Holdings, Inc. (1 month Term SOFR + 3.250%) 0.000%, 2/24/31(5)(11)	160	159
Financiere Mendel Tranche B (3 month Term SOFR + 4.250%) 9.564%, 11/12/30(5)	65	65
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 9.448%, 10/1/27(5)	182	173
Hunter Holdco 3 Ltd. First Lien (3 month Term SOFR + 4.350%) 9.698%, 8/19/28(5)	190	188
	Par Value(1)	Value

Health Care—continued
IVC Acquisition Ltd. Tranche B-9 (3 month Term SOFR + 5.500%) 10.866%, 11/17/28(5)	$ 110	$ 110
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month Term SOFR + 3.762%) 9.110%, 11/30/27(5)	208	208
Parexel International, Inc. First Lien (1 month Term SOFR + 3.364%) 8.691%, 11/15/28(5)	128	128
Phoenix Guarantor, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 8.576%, 2/21/31(5)	383	379
Radiology Partners, Inc. Tranche C (3 month Term SOFR + 5.262%) 0.000%, 7/9/25(5)(11)	250	239
Sotera Health Holdings LLC (1 month Term SOFR + 3.750%) 9.071%, 12/11/26(5)	109	110
Star Parent, Inc. Tranche B (3 month Term SOFR + 4.000%) 9.348%, 9/28/30(5)	205	202
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month Term SOFR + 3.600%) 8.948%, 10/1/26(5)	259	260
Upstream Newco, Inc. 2021 (1-3 month Term SOFR + 4.512%) 9.691% - 9.824%, 11/20/26(5)	228	214
Viant Medical Holdings, Inc. First Lien (1 month Term SOFR + 3.864%) 9.191%, 7/2/25(5)	305	303

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Health Care—continued
Waystar Technologies, Inc. (1 month Term SOFR + 4.000%) 9.326%, 10/22/29(5)	$ 55	$ 55
		3,434

Housing—0.1%
Chariot Buyer LLC First Lien (1 month Term SOFR + 3.750%) 9.076%, 11/3/28(5)	140	140
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.500%) 8.824%, 2/26/29(5)	175	172
SRS Distribution, Inc.
2021 (1 month Term SOFR + 3.614%) 8.941%, 6/2/28(5)	166	166
2022 (1 month Term SOFR + 3.350%) 8.676%, 6/2/28(5)	34	34
		512

Information Technology—0.7%
Ahead DB Holdings LLC 2024 (1 month Term SOFR + 4.250%) 0.000%, 2/1/31(5)(11)	55	55
Applied Systems, Inc.
2024, First Lien (1 month Term SOFR + 3.500%) 8.821%, 2/24/31(5)	169	169
2024, Second Lien (1 month Term SOFR + 5.250%) 0.000%, 2/23/32(5)(11)	20	21
Barracuda Parent LLC First Lien (3 month Term SOFR + 4.500%) 9.813%, 8/15/29(5)	283	278
BMC Software 2028 (1 month Term SOFR + 4.250%) 9.576%, 12/29/28(5)	50	50
	Par Value(1)	Value

Information Technology—continued
Boost Newco Borrower LLC Tranche B (1 month Term SOFR + 3.000%) 8.326%, 1/31/31(5)	$ 100	$ 100
Central Parent LLC Tranche B (3 month Term SOFR + 4.000%) 9.348%, 7/6/29(5)	213	213
ConnectWise LLC (3 month Term SOFR + 3.614%) 8.963%, 9/29/28(5)	107	107
Epicor Software Corp.
Tranche C (1 month Term SOFR + 3.364%) 8.691%, 7/30/27(5)	192	192
Tranche D, First Lien (1 month Term SOFR + 3.750%) 9.076%, 7/30/27(5)	15	15
Indicor Tranche B (3 month Term SOFR + 4.000%) 9.348%, 11/22/29(5)	243	244
Infinite Bidco LLC First Lien (3 month Term SOFR + 4.012%) 9.324%, 3/2/28(5)	260	255
Mosel Bidco SE Tranche B (3 month Term SOFR + 4.750%) 10.098%, 9/16/30(5)	113	113
NCR Atleos LLC Tranche B (1-3 month Term SOFR + 4.850%) 10.163% - 10.176%, 3/27/29(5)	165	165
Polaris Newco LLC First Lien (3 month Term SOFR + 4.262%) 9.574%, 6/2/28(5)	194	190
Project Ruby Ultimate Parent Corp. First Lien (1 month Term SOFR + 3.364%) 8.691%, 3/10/28(5)	252	250

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Information Technology—continued
Proofpoint, Inc. (1 month Term SOFR + 3.364%) 8.691%, 8/31/28(5)	$ 106	$ 106
RealPage, Inc. First Lien (1 month Term SOFR + 3.114%) 8.441%, 4/24/28(5)	179	174
Sophia LP 2024, Tranche B (1 month Term SOFR + 3.600%) 8.926%, 10/7/29(5)	245	245
UKG, Inc.
2021, Second Lien (3 month Term SOFR + 5.350%) 10.680%, 5/3/27(5)	13	13
Tranche B (3 month Term SOFR + 3.500%) 8.814%, 2/10/31(5)	161	161
		3,116

Manufacturing—0.3%
Alliance Laundry Systems LLC Tranche B (1-3 month Term SOFR + 3.600%) 8.921% - 8.926%, 10/8/27(5)	169	169
Arcline FM Holdings LLC
First Lien (3 month Term SOFR + 5.012%) 10.360%, 6/23/28(5)	166	166
Second Lien (3 month Term SOFR + 8.512%) 13.860%, 6/25/29(5)	49	47
Chart Industries, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.674%, 3/15/30(5)	159	160
CPM Holdings, Inc. (1 month Term SOFR + 4.500%) 9.828%, 9/28/28(5)	200	200
Madison IAQ LLC (1 month Term SOFR + 3.364%) 8.685%, 6/21/28(5)	170	169
	Par Value(1)	Value

Manufacturing—continued
Star U.S. Bidco LLC (1 month Term SOFR + 4.350%) 9.676%, 3/17/27(5)	$ 209	$ 209
		1,120

Media / Telecom - Broadcasting—0.1%
Gray Television, Inc. (1 month Term SOFR + 3.114%) 8.443%, 12/1/28(5)	165	154
Terrier Media Buyer, Inc. 2021, Tranche B (3 month Term SOFR + 3.600%) 8.948%, 12/17/26(5)	184	154
Univision Communications, Inc. 2021 (1 month Term SOFR + 3.364%) 8.691%, 3/15/26(5)	352	352
		660

Media / Telecom - Cable/Wireless Video—0.1%
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 10.830%, 8/2/29(5)	310	309
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 8.610%, 11/12/27(5)	174	171
		480

Media / Telecom - Diversified Media—0.2%
Century DE Buyer LLC (3 month Term SOFR + 4.000%) 9.317%, 10/30/30(5)	125	125
McGraw-Hill Education, Inc. (1 month Term SOFR + 4.864%) 10.191%, 7/28/28(5)	216	215
MH Sub I LLC 2023 (1 month Term SOFR + 4.250%) 9.576%, 5/3/28(5)	225	221

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Media / Telecom - Diversified Media—continued
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.423%, 4/11/29(5)	$ 218	$ 200
		761

Media / Telecom - Telecommunications—0.1%
Cincinnati Bell, Inc. Tranche B-2 (1 month Term SOFR + 3.350%) 8.676%, 11/22/28(5)	250	248
Numericable U.S. LLC
Tranche B-11 (3 month LIBOR + 2.750%) 8.324%, 7/31/25(5)	249	246
Tranche B-12 (3 month LIBOR + 3.688%) 0.000%, 1/31/26(5)(11)	50	49
		543

Media / Telecom - Wireless Communications—0.1%
Viasat, Inc. (1 month Term SOFR + 4.500%) 0.000%, 3/2/29(5)(11)	250	245
Metals / Minerals—0.1%
Arsenal Aic Parent LLC 2024, Tranche B (1 month Term SOFR + 3.750%) 9.070%, 8/18/30(5)	95	95
Covia Holdings Corp. (3 month Term SOFR + 4.262%) 9.592%, 7/31/26(5)	275	273
		368

Retail—0.1%
EG America LLC Tranche C (3 month Term SOFR + 5.928%) 11.300%, 2/7/28(5)	170	167
	Par Value(1)	Value

Retail—continued
PetsMart LLC (1 month Term SOFR + 3.850%) 9.176%, 2/11/28(5)	$ 165	$ 164
		331

Service—0.8%
AlixPartners LLP (1 month Term SOFR + 2.614%) 7.941%, 2/4/28(5)	50	50
Ascend Learning LLC (1 month Term SOFR + 3.600%) 8.926%, 12/11/28(5)	282	277
BIFM U.S. Finance LLC (1 month Term SOFR + 4.250%) 9.571%, 5/31/28(5)	85	85
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 3.000%) 8.313%, 4/20/29(5)	223	223
DG Investment Intermediate Holdings 2, Inc. 2022 (1 month Term SOFR + 4.750%) 10.076%, 3/31/28(5)	199	198
DXP Enterprises, Inc. (3 month Term SOFR + 4.850%) 10.291%, 10/15/30(5)	130	130
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 8.317%, 8/1/29(5)	30	30
Garda World Security Corp. (3 month Term SOFR + 4.250%) 9.625%, 2/1/29(5)	185	185
Grab Holdings, Inc. (1 month Term SOFR + 4.614%) 9.941%, 1/29/26(5)	123	123
Kuehg Corp. (3 month Term SOFR + 5.000%) 10.348%, 6/12/30(5)	274	275

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Par Value(1)	Value

Service—continued
NAB Holdings LLC First Lien (3 month Term SOFR + 2.750%) 8.248%, 11/23/28(5)	$ 186	$ 186
Planet U.S. Buyer LLC (3 month Term SOFR + 3.500%) 8.814%, 2/7/31(5)	70	70
Sedgwick Claims Management Services, Inc. 2023 (1 month Term SOFR + 3.750%) 9.076%, 2/24/28(5)	193	193
Spin Holdco, Inc. (3 month Term SOFR + 4.262%) 0.000%, 3/4/28(5)(11)	185	168
St. George’s University Scholastic Services LLC (1 month Term SOFR + 3.100%) 8.426%, 2/10/29(5)	201	200
The Hertz Corp. 2023 (1 month Term SOFR + 3.750%) 9.070%, 6/30/28(5)	103	99
Titan Acquisition Ltd. (1 month Term SOFR + 3.114%) 8.441%, 3/28/25(5)	254	251
TMF Sapphire Bidco B.V. Tranche B-2 (3 month Term SOFR + 4.000%) 9.328%, 5/3/28(5)	125	126
Trugreen Ltd. Partnership First Lien (1 month Term SOFR + 4.100%) 9.426%, 11/2/27(5)	175	168
WIN Waste Innovations Holdings, Inc. (1 month Term SOFR + 2.864%) 8.191%, 3/24/28(5)	180	164
		3,201

	Par Value(1)	Value

Transportation - Automotive—0.1%
American Axle & Manufacturing, Inc. Tranche B, First Lien (1 month Term SOFR + 3.600%) 8.918%, 12/13/29(5)	$ 122	$ 122
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 9.324%, 10/28/27(5)	162	153
Wand NewCo 3, Inc. (1 month Term SOFR + 3.750%) 9.076%, 1/30/31(5)	40	40
		315

Utilities—0.1%
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 4.250%) 9.576%, 8/7/29(5)	83	83
NGL Energy Operating LLC (1 month Term SOFR + 4.500%) 9.826%, 2/3/31(5)	40	40
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.750%) 8.076%, 1/27/31(5)	205	205
		328

Total Leveraged Loans (Identified Cost $24,028)		24,063

	Shares
Preferred Stocks—0.2%
Financials—0.2%
Capital Farm Credit ACA Series 1 144A, 5.000%(4)	310(12)	293
JPMorgan Chase & Co. Series HH, 4.600%	285(12)	277

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Shares	Value
Financials—continued
MetLife, Inc. Series D, 5.875%(6)	209(12)	$ 207
Truist Financial Corp. Series Q, 5.100%	375(12)	342
		1,119

Total Preferred Stocks (Identified Cost $1,181)		1,119

Common Stocks—105.0%
Communication Services—2.1%
Cellnex Telecom S.A.	247,703	8,907
Consumer Discretionary—0.0%
MYT Holding LLC Class B(8)(13)	22,362	2
NMG Parent LLC(13)	368	37
West Marine(8)(13)	475	2
		41

Energy—14.5%
Cheniere Energy, Inc.(6)	115,684	17,954
Enbridge, Inc.(6)	123,287	4,244
Koninklijke Vopak N.V.	168,203	6,250
ONEOK, Inc.(6)	127,576	9,584
Pembina Pipeline Corp.	200,533	6,979
Targa Resources Corp.(6)	82,892	8,143
Williams Cos., Inc. (The)(6)	213,392	7,669
		60,823

Industrials—31.9%
Aena SME S.A.	141,229	26,735
Aeroports de Paris S.A.	52,807	7,174
Atlas Arteria Ltd.	2,712,792	9,522
Auckland International Airport Ltd.	1,960,186	9,667
Canadian Pacific Kansas City Ltd.(6)	52,847	4,493
CSX Corp.	128,185	4,863
Ferrovial SE	201,083	7,531
Flughafen Zurich AG Registered Shares	33,524	7,070
	Shares	Value

Industrials—continued
Norfolk Southern Corp.(6)	48,560	$ 12,304
Transurban Group	2,936,176	25,841
Union Pacific Corp.	48,427	12,285
Vinci S.A.	53,264	6,816
		134,301

Real Estate—9.3%
American Tower Corp.(6)	123,919	24,643
Crown Castle, Inc.(6)	132,136	14,527
		39,170

Utilities—47.2%
Ameren Corp.(6)	123,865	8,818
APA Group	861,967	4,398
Atmos Energy Corp.(6)	84,351	9,524
CenterPoint Energy, Inc.(6)	290,348	7,985
CMS Energy Corp.(6)	110,980	6,367
DTE Energy Co.(6)	72,854	7,894
Edison International(6)	129,322	8,796
EDP - Energias de Portugal S.A.(6)	1,544,076	6,140
Emera, Inc.	227,447	7,977
Entergy Corp.(6)	66,423	6,747
Essential Utilities, Inc.(6)	182,024	6,331
Eversource Energy(6)	208,771	12,255
Iberdrola S.A.	636,073	7,301
National Grid plc	1,133,735	14,848
NextEra Energy, Inc.(6)	344,579	19,017
NiSource, Inc.(6)	387,090	10,087
Public Service Enterprise Group, Inc.(6)	111,542	6,960
Sempra (6)	229,131	16,177
Severn Trent plc	229,300	7,236
Southern Co. (The)(6)	141,934	9,545
United Utilities Group plc	359,756	4,655
Xcel Energy, Inc.(6)	179,776	9,472
		198,530

Total Common Stocks (Identified Cost $452,323)		441,772

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
	Shares	Value

Rights—0.0%
	Utilities—0.0%
Vistra Energy Corp., 12/29/49(13)	2,084	$ 3
	Total Rights (Identified Cost $2)	3

	Total Long-Term Investments—143.6% (Identified Cost $622,260)	604,281

	TOTAL INVESTMENTS—143.6% (Identified Cost $622,260)	$604,281
	Other assets and liabilities, net—(43.6)%	(183,592)
	NET ASSETS—100.0%	$420,689

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
DAC	Designated Activity Company
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security in default; no interest payments are being received.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, these securities amounted to a value of $89,009 or 21.2% of net assets.
(5)	Variable rate security. Rate disclosed is as of February 29, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	All or a portion of securities is segregated as collateral for margin loan financing. The value of securities segregated as collateral is $269,645.
(7)	No contractual maturity date.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(10)	Security in default; interest payments are being received.

See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
(11)	This loan will settle after February 29, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(12)	Value shown as par value.
(13)	Non-income producing.

Foreign Currencies:
BRL	Brazilian Real

Country Weightings†
United States	64%
Spain	7
Australia	7
United Kingdom	5
Canada	5
France	3
Netherlands	3
Other	6
Total	100%
†% of total investments as of February 29, 2024.
See Notes to Schedule of Investments

Virtus Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of February 29, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at February 29, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$7,122	$—	$7,122	$—
Foreign Government Securities	13,805	—	13,805	—
Mortgage-Backed Securities	31,846	—	31,846	—
Asset-Backed Securities	22,846	—	22,846	—
Corporate Bonds and Notes	61,705	—	61,691	14
Leveraged Loans	24,063	—	24,063	—
Equity Securities:
Preferred Stocks	1,119	—	1,119	—
Common Stocks	441,772	441,731	37	4
Rights	3	—	3	—
Total Investments	$604,281	$441,731	$162,532	$18
Security held by the Fund with an end of period value of $41 was transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Security held by the Fund with an end of period value of $9 was transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended February 29, 2024.
See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024
Note 1. Significant Accounting Policies
The Fund’s Board of Directors has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•    Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt

VIRTUS TOTAL RETURN FUND INC.
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024
instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.